Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2023
Contingent liabilities and commitments
Schedule of commitments

	2023 £m	2022 £m
Contracted for but not provided in the Consolidated Financial Statements:
Intangible assets	134	107
Property, plant and equipment	58	126
Total	192	233